Plant, Property and Equipment, Net - Schedule of Plant, Property and Equipment, Stated at Cost Less Accumulated Depreciation (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	$ 66,543,181	$ 67,507,567
Construction in progress	2,994,832	2,401,354
Less:
Less: accumulated depreciation	(9,034,739)	(4,347,670)
Plants, property and equipment, net	60,503,274	65,561,251
Building [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	28,882,829	29,618,983
Machines [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	35,486,639	35,880,013
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	461,813	399,822
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	983,675	878,145
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	327,961	333,183
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	$ 400,264	$ 397,421